Accrued expenses (Tables)	12 Months Ended
Jun. 30, 2024
Accrued Expenses
Schedule of accrued expenses
	Consolidated Group
	2024 A$	2023 A$
Current
Accrued expenses	465,249	458,057
Salaries payable	31,500	54,554
	496,749	512,611